Note 5 - Marketable Securities (Details Textual) - Rio Grande Resources Ltd [member] - shares	Mar. 31, 2026	Mar. 31, 2025
Statement Line Items [Line Items]
Marketable security, total number of shares outstanding (in shares)	44,899,037
Number of shares in entity held by entity or by its subsidiaries or associates (in shares)	5,152,557
Proportion of ownership interest in associate	11.48%	19.95%